Income taxes (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Effective income tax rate (as a percentage)	59.00%	43.80%
Statutory tax rate (as a percentage)	25.00%
LAT rebate		$ 9.1